Cash and Investments - Total cash and investments, net of derivative obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Cash and Investments
Holding company, cash and investments	$ 2,517.1		$ 2,309.1
Holding company, assets pledged for derivative obligations	207.8		193.6
Holding company cash and investments as presented on the consolidated balance sheet	2,724.9		2,502.7
Holding company, derivative obligations	(8.0)		(0.6)
Holding company cash and investments, net	2,716.9		2,502.1
Portfolio investments, cash and investments	70,606.0		63,153.0
Portfolio investments, assets pledged for derivative obligations	190.8		150.8
Fairfax India cash, portfolio investments and associates	2,125.0		1,916.6
Portfolio investments as presented on the consolidated balance sheet	72,921.8		65,220.4
Portfolio investments, derivative obligations	(778.9)		(356.3)
Portfolio investments cash and investments, net	72,142.9		64,864.1
Total investments, net of derivative obligations	74,859.8		67,366.2
Restricted cash and cash equivalents	644.6		1,400.1
Amount of bonds	39,988.8		37,390.3
Eurolife Life Operations
Cash and Investments
Excludes portfolio investments	1,663.6
Amount of bonds	1,403.8
Blizzard Vacatia
Cash and Investments
Restricted cash held for purchase of associate			835.0
Percentage of interests acquired		50.00%
Total consideration		$ 835.0
Liabilities incurred, senior secured loan		365.0
Equity interests of acquirer, preferred shares		275.0
Liabilities incurred, mortgage-backed loan		170.0
Equity interests of acquirer, common shares		$ 25.0
Cash and cash equivalents
Cash and Investments
Holding company, cash and investments	197.2		663.2
Portfolio investments, cash and investments	6,563.7		6,662.1
Fairfax India cash, portfolio investments and associates	22.0		86.2
Cash equivalents
Cash and Investments
Holding company, assets pledged for derivative obligations			101.1
Short term investments
Cash and Investments
Holding company, cash and investments	19.5		51.6
Portfolio investments, cash and investments	2,415.5		958.4
Bonds
Cash and Investments
Holding company, cash and investments	328.7		444.8
Holding company, assets pledged for derivative obligations	207.8		92.5
Portfolio investments, cash and investments	39,988.8		37,390.3
Portfolio investments, assets pledged for derivative obligations	190.8		150.8
Fairfax India cash, portfolio investments and associates	42.6		157.1
Preferred stocks
Cash and Investments
Holding company, cash and investments	12.7		20.2
Portfolio investments, cash and investments	2,307.4		2,365.0
Common stocks
Cash and Investments
Holding company, cash and investments	141.4		92.5
Portfolio investments, cash and investments	9,204.0		7,464.2
Fairfax India cash, portfolio investments and associates	445.1		321.0
Investments in limited partnerships	2,368.8		2,282.3
Investments in associates
Cash and Investments
Portfolio investments, cash and investments	8,362.3		7,153.3
Fairfax India cash, portfolio investments and associates	1,615.3		1,352.3
Derivatives
Cash and Investments
Holding company, cash and investments	1,817.6		1,036.8
Portfolio investments, cash and investments	1,029.5		538.0
Other invested assets
Cash and Investments
Portfolio investments, cash and investments	$ 734.8		$ 621.7